Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 3 – Intangible Assets

The following are the details of intangible assets at December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
License	$996,346	$996,346
Trademark	4,825	3,250
	1,001,171	999,596
Less accumulated amortization	(149,452)	(49,817)
Intangible assets, net	$851,719	$949,779

Amortization expense for December 31, 2016 and 2015 was $99,635 and $49,817, respectively.

The following summarizes estimated future amortization expense as of December 31, 2016 related to intangible assets:

Years ending December 31,
2017	$100,117
2018	100,117
2019	100,117
2020	100,117
2021	100,117
Thereafter	351,134
$851,719